Share-based compensation - Stock Options (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Employee Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period	3 years	3 years
Stock options expiration period	10 years	10 years
EUR-denominated Option Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average share price at the exercise date of stock options (in usd/eur per share) | € / shares	€ 583.33		€ 302.20		€ 201.52
Aggregate intrinsic value of stock options exercised (in millions) | €	€ 5.7		€ 4.8		€ 4.3
Weighted average remaining contractual term of currently exercisable options (in years)	2 years 9 months 21 days	2 years 9 months 21 days	3 years 6 months 18 days	3 years 6 months 18 days	4 years 1 month 28 days	4 years 1 month 28 days
Aggregate intrinsic value of exercisable stock options (in millions) | €	€ 36.7		€ 22.4		€ 17.7
Aggregate intrinsic value of outstanding stock options (in millions) | €	€ 36.7		€ 22.4		€ 17.7
US-denominated Option Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average share price at the exercise date of stock options (in usd/eur per share) | $ / shares		$ 658.16		$ 355.44		$ 225.70
Aggregate intrinsic value of stock options exercised (in millions) | $		$ 4.1		$ 3.7		$ 2.3
Weighted average remaining contractual term of currently exercisable options (in years)	2 years 11 months 4 days	2 years 11 months 4 days	3 years 7 months 28 days	3 years 7 months 28 days	4 years 4 months 24 days	4 years 4 months 24 days
Aggregate intrinsic value of exercisable stock options (in millions) | $							$ 24.9	$ 16.9	$ 11.8
Aggregate intrinsic value of outstanding stock options (in millions) | $							$ 24.9	$ 16.9	$ 11.8